Average Annual Total Returns - ProShares Ultra FTSE Europe	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	FTSE Developed Europe All Cap Index OneYear		FTSE Developed Europe All Cap Index FiveYears		FTSE Developed Europe All Cap Index SinceInception		FTSE Developed Europe All Cap Index InceptionDate
Total	47.41%	6.24%	7.08%	Apr. 27, 2010	46.97%	5.98%	6.94%		28.03%	4.79%	5.68%		24.58%	[1],[2]	0.48%	[1],[2]	6.70%	[1],[2]	[1],[2]

[1]	Index performance from the Fund's inception date through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance from April 23, 2013 through August 31, 2016 reflects the performance of the FTSE Developed Europe Index. Index performance from September 1, 2016 through December 31, 2017 reflects the performance of the FTSE Developed Europe All Cap Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.